COMBINED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) (USD $)	9 Months Ended
	Jul. 31, 2013	Jul. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ (318,714)	$ (1,379,210)
Defined benefit pension
Deferred actuarial loss, net of deferred tax expense	0	0
Other comprehensive loss	0	0
Total comprehensive loss	$ (318,714)	$ (1,379,210)